Christopher D. Menconi +1.202.373.6173 christopher.menconi@morganlewis.com

February 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A (“PEA No. 78”). The purpose of PEA No. 78 is to introduce a new series of the Trust: the Peritus High Yield ETF.

Please feel free to contact me at 202.373.6173 with any questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001